UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-17850

                          OPPENHEIMER MAIN STREET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  10.1%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.4
--------------------------------------------------------------------------------
Commercial Banks                                                            7.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                     5.2
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.7
--------------------------------------------------------------------------------
Insurance                                                                   4.1
--------------------------------------------------------------------------------
Software                                                                    3.9
--------------------------------------------------------------------------------
Media                                                                       3.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    3.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.4%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.7
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.2
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.0
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.8
--------------------------------------------------------------------------------
Intel Corp.                                                                 1.8
--------------------------------------------------------------------------------
American International Group, Inc.                                          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SECTOR ALLOCATION

Financials                       21.9%
Information Technology           17.0
Consumer Discretionary           12.1
Health Care                      11.9
Energy                           10.9
Industrials                      10.3
Consumer Staples                  8.2
Telecommunication Services        3.8
Materials                         3.2
Utilities                         0.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                       10 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                       11 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       12 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                       13 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING          EXPENSES
                            ACCOUNT           ACCOUNT         PAID DURING
                            VALUE             VALUE           6 MONTHS ENDED
                            (9/1/04)          (2/28/05)       FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00        $ 1,091.20      $ 4.78
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,020.23        4.62
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1,086.60        8.99
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,016.22        8.69
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1,086.80        8.68
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,016.51        8.38
--------------------------------------------------------------------------------
Class N Actual                1,000.00          1,089.30        6.55
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00          1,018.55        6.33
--------------------------------------------------------------------------------
Class Y Actual                1,000.00          1,093.10        2.91
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00          1,022.02        2.81

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.92%
---------------------------
Class B           1.73
---------------------------
Class C           1.67
---------------------------
Class N           1.26
---------------------------
Class Y           0.56
--------------------------------------------------------------------------------


                       14 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Aftermarket
Technology Corp. 1                                        3,601   $      52,251
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc.                                           48,300       1,276,086
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                       58,100         979,566
--------------------------------------------------------------------------------
Autoliv, Inc.                                           169,500       8,464,830
--------------------------------------------------------------------------------
Borg-Warner
Automotive, Inc.                                         15,700         828,175
--------------------------------------------------------------------------------
Dana Corp.                                              307,700       4,437,034
--------------------------------------------------------------------------------
Delphi Corp.                                            192,600       1,323,162
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. 1                                            686,800       9,931,128
--------------------------------------------------------------------------------
Visteon Corp.                                           409,100       2,745,061
                                                                  --------------
                                                                     30,037,293

--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                        2,229,826      28,207,299
--------------------------------------------------------------------------------
General Motors Corp.                                    373,100      13,308,477
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   328,700      20,339,956
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                         77,700       2,746,695
                                                                  --------------
                                                                     64,602,427

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                        78,400       3,393,152
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Caesars
Entertainment, Inc. 1                                   371,900       7,460,314
--------------------------------------------------------------------------------
CBRL Group, Inc.                                         24,500       1,048,845
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                               173,200       6,702,840
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                      34,200       2,022,246
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                250,900       6,724,120
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                     187,900       3,957,174
--------------------------------------------------------------------------------
International Game
Technology                                              384,300      11,705,778
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                          11,500         321,885

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Jack in the Box, Inc. 1                                  21,000   $     753,900
--------------------------------------------------------------------------------
Mandalay Resort Group                                   163,000      11,551,810
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                             255,300      16,364,730
--------------------------------------------------------------------------------
McDonald's Corp.                                        987,500      32,666,500
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                      249,300      18,490,581
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                                             53,200       2,513,700
--------------------------------------------------------------------------------
Starbucks Corp. 1                                       132,500       6,864,825
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide, Inc.                                  62,500       3,577,500
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                       325,700      15,887,646
                                                                  --------------
                                                                    148,614,394

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings
Corp., Cl. A                                            105,000       2,586,150
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                      700         120,344
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                 26,340         706,702
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       162,700       7,119,752
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc.                                          65,100       2,287,614
--------------------------------------------------------------------------------
Furniture Brands
International, Inc.                                      50,300       1,168,469
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                         31,000       3,477,270
--------------------------------------------------------------------------------
KB Home                                                 103,600      12,929,280
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                    12,000         332,040
--------------------------------------------------------------------------------
Meritage Homes Corp. 1                                   42,600       3,119,598
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                 462,300      10,304,667
--------------------------------------------------------------------------------
NVR, Inc. 1                                               5,800       4,595,050
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                 58,400       4,061,720
--------------------------------------------------------------------------------
Stanley Works (The)                                      34,500       1,595,625
--------------------------------------------------------------------------------
Whirlpool Corp.                                          65,100       4,150,125
                                                                  --------------
                                                                     58,554,406

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                       77,300       2,719,414
--------------------------------------------------------------------------------
eBay, Inc. 1                                          1,068,500      45,774,540


                       15 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
IAC/InterActiveCorp 1                                   631,200   $  14,202,000
                                                                  --------------
                                                                     62,695,954

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Action Performance
Cos., Inc.                                              327,000       4,748,040
--------------------------------------------------------------------------------
Eastman Kodak Co.                                       484,000      16,451,160
--------------------------------------------------------------------------------
Hasbro, Inc.                                            141,500       2,988,480
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                              337,100       5,939,702
--------------------------------------------------------------------------------
Nautilus Group, Inc.
(The)                                                    87,500       1,939,000
--------------------------------------------------------------------------------
SCP Pool Corp.                                           13,600         462,944
                                                                  --------------
                                                                     32,529,326

--------------------------------------------------------------------------------
MEDIA--3.9%
Charter
Communications,
Inc., Cl. A 1                                         1,105,100       2,022,333
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                    817,400      27,203,072
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                3,907,155     127,177,895
--------------------------------------------------------------------------------
DirecTV Group, Inc.
(The) 1                                                 122,100       1,832,721
--------------------------------------------------------------------------------
EchoStar
Communications
Corp., Cl. A                                            675,500      20,096,125
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        43,100       3,394,125
--------------------------------------------------------------------------------
Lamar Advertising
Co., Cl. A 1                                             42,800       1,681,612
--------------------------------------------------------------------------------
Liberty Media
Corp., Cl. A 1                                        2,137,400      21,673,236
--------------------------------------------------------------------------------
Liberty Media
International, Inc.,
Cl. A 1                                                  24,300       1,050,489
--------------------------------------------------------------------------------
Martha Stewart
Living Omnimedia,
Inc., Cl. A 1                                           117,900       4,167,765
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                              235,600      21,639,860
--------------------------------------------------------------------------------
News Corp., Cl. A                                       572,600       9,528,064
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      33,400       3,041,738
--------------------------------------------------------------------------------
Pixar, Inc. 1                                             7,500         670,725

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Time Warner, Inc. 1                                   4,704,600   $  81,060,258
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                   2,399,876      83,755,672
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 2,436,200      68,067,428
                                                                  --------------
                                                                    478,063,118

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Dillard's, Inc., Cl. A                                  316,600       7,376,780
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                            396,000      22,354,200
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                           673,100      29,946,219
--------------------------------------------------------------------------------
Kmart Holding Corp. 1                                    77,100       7,514,937
--------------------------------------------------------------------------------
Kohl's Corp. 1                                          108,200       5,179,534
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         100,000       5,376,000
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                     255,400      12,752,122
--------------------------------------------------------------------------------
Target Corp.                                            816,400      41,489,448
                                                                  --------------
                                                                    131,989,240

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Abercrombie &
Fitch Co., Cl. A                                        221,800      11,910,660
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                     112,600       3,591,940
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                        218,000      11,800,340
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                      160,900       3,142,377
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                  189,800       6,483,568
--------------------------------------------------------------------------------
bebe stores, inc.                                         9,200         258,980
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                               281,400      10,558,128
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      497,700      26,885,754
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                381,737       3,286,756
--------------------------------------------------------------------------------
Borders Group, Inc.                                     279,600       7,194,108
--------------------------------------------------------------------------------
Children's Place Retail
Stores, Inc. 1                                           23,900         955,761
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City Group                                 759,000      11,863,170
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                   142,600       3,281,226
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                         51,800       1,959,594
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                             21,600         441,936
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       1,158,100      24,702,273


                       16 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Hollywood
Entertainment Corp. 1                                    99,000   $   1,353,330
--------------------------------------------------------------------------------
Home Depot, Inc.                                      2,620,300     104,864,406
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    674,100      16,030,098
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       621,000      36,502,380
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                             39,800       1,399,766
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                   365,700      11,662,173
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    685,500      13,195,875
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                      338,600       8,722,336
--------------------------------------------------------------------------------
Petco Animal
Supplies, Inc. 1                                         34,100       1,208,504
--------------------------------------------------------------------------------
PETsMART, Inc.                                          196,100       5,981,050
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                    45,200       1,172,940
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                     94,900       4,204,070
--------------------------------------------------------------------------------
Staples, Inc.                                           822,500      25,925,200
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                      33,400         930,858
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    791,700      19,333,314
--------------------------------------------------------------------------------
Too, Inc. 1                                              85,700       2,276,192
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                       551,700      12,617,379
--------------------------------------------------------------------------------
Zale Corp. 1                                             83,900       2,496,025
                                                                  --------------
                                                                    398,192,467

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                           299,400      16,625,682
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       145,800      12,677,310
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 146,500      10,202,260
--------------------------------------------------------------------------------
VF Corp.                                                206,900      12,364,344
                                                                  --------------
                                                                     51,869,596

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.2%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
--------------------------------------------------------------------------------
Anheuser-Busch
Cos., Inc.                                              178,700       8,479,315
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   2,325,600      99,535,680
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                              407,800      11,100,316
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                      14,300         325,325

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
PepsiCo, Inc.                                         2,156,130   $ 116,129,162
                                                                  --------------
                                                                    235,569,798

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
BJ's Wholesale
Club, Inc. 1                                            291,000       8,895,870
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                  363,500      16,935,465
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                      558,600      10,049,214
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                      1,101,000       3,853,500
--------------------------------------------------------------------------------
Safeway, Inc. 1                                         347,200       6,388,480
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         184,200       5,852,034
--------------------------------------------------------------------------------
Sysco Corp.                                             406,900      14,005,498
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 3,374,400     174,152,784
--------------------------------------------------------------------------------
Walgreen Co.                                            304,000      13,020,320
                                                                  --------------
                                                                    253,153,165

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-
Midland Co.                                             220,000       5,302,000
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                     127,200       3,557,784
--------------------------------------------------------------------------------
General Mills, Inc.                                     112,700       5,902,099
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                        489,400      18,421,016
--------------------------------------------------------------------------------
Hershey Foods Corp.                                      44,800       2,822,400
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                354,400      11,854,680
--------------------------------------------------------------------------------
Pilgrim's Pride Corp.,
Cl. B                                                   128,100       4,865,238
--------------------------------------------------------------------------------
Sara Lee Corp.                                          509,900      11,421,760
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                122,900       2,091,758
                                                                  --------------
                                                                     66,238,735

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                         54,300       3,260,172
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                              103,700       6,142,151
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    172,900      11,407,942
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                             100,100       2,235,233
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                             2,889,500     153,403,555
--------------------------------------------------------------------------------
Rayovac Corp. 1                                         123,100       5,293,300
                                                                  --------------
                                                                    181,742,353


                       17 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                     172,100   $   7,360,717
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                       347,900      15,300,642
--------------------------------------------------------------------------------
Gillette Co.                                            866,100      43,521,525
                                                                  --------------
                                                                     66,182,884

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                    2,690,200     176,611,630
--------------------------------------------------------------------------------
Reynolds American, Inc.                                 187,400      15,357,430
--------------------------------------------------------------------------------
UST, Inc.                                                40,100       2,191,465
                                                                  --------------
                                                                    194,160,525

--------------------------------------------------------------------------------
ENERGY--10.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Baker Hughes, Inc.                                       42,600       2,014,128
--------------------------------------------------------------------------------
Cal Dive
International, Inc. 1                                   146,800       7,454,504
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                                          240,700      11,914,650
--------------------------------------------------------------------------------
Halliburton Co.                                         594,900      26,157,753
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                    109,100       4,943,321
--------------------------------------------------------------------------------
Maverick Tube Corp. 1                                   110,200       3,918,712
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                   140,300       2,951,912
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                               49,200       3,768,383
--------------------------------------------------------------------------------
Pride International, Inc. 1                             296,800       7,307,216
--------------------------------------------------------------------------------
Transocean, Inc. 1                                      291,400      14,127,072
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1                                         75,200       2,857,600
                                                                  --------------
                                                                     87,415,251

--------------------------------------------------------------------------------
OIL & GAS--10.1%
Amerada Hess Corp.                                      141,700      14,226,680
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                                   367,400      28,238,364
--------------------------------------------------------------------------------
Apache Corp.                                            441,100      27,736,368
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                         323,700      16,065,231
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                          469,770      26,695,459
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                 648,700      14,070,303

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ChevronTexaco Corp.                                   2,462,508   $ 152,872,497
--------------------------------------------------------------------------------
ConocoPhillips                                          788,391      87,424,678
--------------------------------------------------------------------------------
Devon Energy Corp.                                      774,800      36,252,892
--------------------------------------------------------------------------------
El Paso Corp.                                           853,300      10,521,189
--------------------------------------------------------------------------------
Enbridge Energy
Management LLC                                                1              54
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     131,700      12,000,504
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     8,499,696     538,115,754
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                      172,000       6,880,000
--------------------------------------------------------------------------------
Frontier Oil Corp.                                      991,700      31,793,902
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                                  96,600       4,973,934
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                        57,500       3,329,250
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        233,800      18,156,908
--------------------------------------------------------------------------------
Murphy Oil Corp.                                         14,300       1,430,572
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                       122,000       9,058,500
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      134,600       9,104,344
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                   343,300      24,123,691
--------------------------------------------------------------------------------
OMI Corp.                                               127,600       2,670,668
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                      1,379,200      34,105,400
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                   53,500       2,153,910
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                      31,000       1,359,040
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                           132,600       5,591,742
--------------------------------------------------------------------------------
Plains Exploration
& Production Co. 1                                      177,500       6,036,775
--------------------------------------------------------------------------------
Pogo Producing Co.                                       91,300       4,438,093
--------------------------------------------------------------------------------
Premcor, Inc.                                            19,000       1,042,720
--------------------------------------------------------------------------------
Sunoco, Inc.                                            139,800      13,854,180
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                   718,900      24,684,137
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                    62,000       3,073,340
--------------------------------------------------------------------------------
Tesoro Corp. 1                                          325,800      12,031,794
--------------------------------------------------------------------------------
Unocal Corp.                                            521,500      28,213,150
--------------------------------------------------------------------------------
Valero Energy Corp.                                      81,900       5,834,556
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                  28,100         834,289


                       18 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Williams Cos., Inc. (The)                               467,000   $   8,793,610
--------------------------------------------------------------------------------
XTO Energy, Inc.                                        142,900       6,504,808
                                                                  --------------
                                                                  1,234,293,286

--------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co.,
Inc. (The)                                              817,300      24,723,325
--------------------------------------------------------------------------------
Northern Trust Corp.                                    110,500       4,668,625
                                                                  --------------
                                                                     29,391,950

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.3%
AmSouth Bancorp                                          25,000         624,500
--------------------------------------------------------------------------------
Associated Banc-Corp.                                    25,900         830,354
--------------------------------------------------------------------------------
Astoria Financial Corp.                                 116,700       4,385,586
--------------------------------------------------------------------------------
Bank of America Corp.                                 6,221,212     290,219,540
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   280,600      10,126,854
--------------------------------------------------------------------------------
BB&T Corp.                                              343,800      13,459,770
--------------------------------------------------------------------------------
Comerica, Inc.                                          278,400      15,891,072
--------------------------------------------------------------------------------
Compass Bancshares,
Inc.                                                    111,700       5,072,297
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                         198,000      12,254,220
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                   203,100       5,213,577
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                        119,000       2,679,880
--------------------------------------------------------------------------------
Independence
Community Bank Corp.                                     22,100         879,801
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                           77,900       2,803,621
--------------------------------------------------------------------------------
KeyCorp                                                 606,900      20,027,700
--------------------------------------------------------------------------------
M&T Bank Corp.                                          104,300      10,326,743
--------------------------------------------------------------------------------
National City Corp.                                     417,300      14,926,821
--------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                    160,063       4,611,415
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                    314,100      16,534,224
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                             10,700         388,624
--------------------------------------------------------------------------------
Regions Financial Corp.                                 327,725      10,572,409

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Silicon Valley
Bancshares 1                                             55,400   $   2,427,628
--------------------------------------------------------------------------------
Sterling Financial Corp.                                  8,700         331,644
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    277,000      20,065,880
--------------------------------------------------------------------------------
U.S. Bancorp                                          3,895,770     115,899,158
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       298,800      18,495,720
--------------------------------------------------------------------------------
Wachovia Corp.                                        2,779,900     147,362,499
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                            283,800      11,908,248
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     2,302,800     136,740,264
--------------------------------------------------------------------------------
Zions Bancorp                                            21,300       1,407,930
                                                                  --------------
                                                                    896,467,979

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Affiliated Managers
Group, Inc. 1                                            94,300       6,106,868
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                          96,200       3,338,140
--------------------------------------------------------------------------------
American Express Co.                                  1,169,700      63,339,255
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                     210,400       4,957,024
--------------------------------------------------------------------------------
Ameritrade
Holding Corp. 1                                         257,000       2,731,910
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                              268,100      26,675,950
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         398,400      30,549,312
--------------------------------------------------------------------------------
CIT Group, Inc.                                         380,100      15,337,035
--------------------------------------------------------------------------------
Citigroup, Inc.                                       6,995,546     333,827,455
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                                 616,300       8,178,301
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 46,900       3,291,911
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                       138,700      15,090,560
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  5,518,596     201,704,684
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         51,300       4,136,832
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                          406,200      37,037,316
--------------------------------------------------------------------------------
MBNA Corp.                                            1,170,500      29,695,585
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             1,723,900     100,986,062
--------------------------------------------------------------------------------
Morgan Stanley                                        1,635,500      92,356,685


                       19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Principal Financial
Group, Inc. (The)                                       525,600   $  20,508,912
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                                  85,300       1,462,895
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                1,230,900      12,924,450
--------------------------------------------------------------------------------
SEI Investments Co.                                      12,400         458,304
--------------------------------------------------------------------------------
SLM Corp.                                               266,000      12,980,800
--------------------------------------------------------------------------------
State Street Corp.                                       53,800       2,359,130
                                                                  --------------
                                                                  1,030,035,376

--------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                                214,600       9,541,116
--------------------------------------------------------------------------------
AFLAC, Inc.                                             412,300      15,803,459
--------------------------------------------------------------------------------
Allstate Corp.                                          729,600      39,164,928
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                              50,900       3,959,002
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                             142,100       4,332,629
--------------------------------------------------------------------------------
American International
Group, Inc.                                           3,173,405     211,983,454
--------------------------------------------------------------------------------
AmerUs Group Co.                                         77,100       3,710,823
--------------------------------------------------------------------------------
Aon Corp.                                               108,000       2,647,080
--------------------------------------------------------------------------------
Assurant, Inc.                                          163,800       5,634,720
--------------------------------------------------------------------------------
Chubb Corp.                                             210,800      16,676,388
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                    66,900       2,992,437
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         210,684       9,320,660
--------------------------------------------------------------------------------
First American
Corp. (The)                                             131,700       4,813,635
--------------------------------------------------------------------------------
Hartford Financial
Services Group,
Inc. (The)                                              461,800      33,226,510
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                        61,200       3,350,088
--------------------------------------------------------------------------------
Lincoln National Corp.                                  227,100      10,639,635
--------------------------------------------------------------------------------
Loews Corp.                                             308,600      21,997,008
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                              214,900       7,016,485
--------------------------------------------------------------------------------
MBIA, Inc.                                              133,000       7,793,800
--------------------------------------------------------------------------------
MetLife, Inc.                                           564,600      23,171,184

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Nationwide Financial
Services, Inc., Cl. A                                    67,400   $   2,480,320
--------------------------------------------------------------------------------
Old Republic
International Corp.                                     173,700       4,167,063
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                  19,100       1,196,615
--------------------------------------------------------------------------------
Progressive Corp.                                       161,800      14,092,780
--------------------------------------------------------------------------------
Protective Life Corp.                                    20,100         803,196
--------------------------------------------------------------------------------
Prudential Financial, Inc.                               15,700         894,900
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        138,100       6,304,265
--------------------------------------------------------------------------------
Safeco Corp.                                            206,500       9,847,985
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                              44,100       3,840,669
--------------------------------------------------------------------------------
Torchmark Corp.                                          54,500       2,839,995
--------------------------------------------------------------------------------
UICI                                                     33,500         918,570
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                         8,000         125,840
--------------------------------------------------------------------------------
UnumProvident Corp.                                     495,500       8,383,860
                                                                  --------------
                                                                    493,671,099

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis
Group, Inc., Cl. A 1                                     52,300       1,886,984
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Accredited Home
Lenders Holding Co. 1                                    42,000       1,680,840
--------------------------------------------------------------------------------
Countrywide
Financial Corp.                                         907,100      31,521,725
--------------------------------------------------------------------------------
Fannie Mae                                            1,369,800      80,078,508
--------------------------------------------------------------------------------
Freddie Mac                                           1,153,900      71,541,800
--------------------------------------------------------------------------------
Fremont General Corp.                                   131,200       3,298,368
--------------------------------------------------------------------------------
MGIC Investment Corp.                                   148,300       9,304,342
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                    37,300       1,501,325
--------------------------------------------------------------------------------
Radian Group, Inc.                                       91,000       4,398,030
                                                                  --------------
                                                                    203,324,938

--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                         1,116,400      68,781,404
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                        402,700       8,271,458


                       20 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Genentech, Inc. 1                                       501,200   $  23,656,640
--------------------------------------------------------------------------------
United Therapeutics
Corp. 1                                                  50,600       2,298,758
--------------------------------------------------------------------------------
Wyeth                                                 1,587,800      64,813,996
                                                                  --------------
                                                                    167,822,256

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Becton, Dickinson
& Co.                                                   276,500      16,554,055
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                               143,200       4,676,912
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                         24,800       1,555,208
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                                  26,900       1,156,969
--------------------------------------------------------------------------------
Hospira, Inc. 1                                         109,580       3,243,568
--------------------------------------------------------------------------------
Medtronic, Inc.                                       1,466,500      76,433,980
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                       318,700       7,068,766
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                 407,100      11,178,966
--------------------------------------------------------------------------------
VISX, Inc. 1                                             86,600       2,092,256
                                                                  --------------
                                                                    123,960,680

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Advisory Board
Co. (The) 1                                              13,700         548,411
--------------------------------------------------------------------------------
Aetna, Inc.                                             243,900      35,614,278
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                    52,600       3,150,740
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                            34,100       1,106,886
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                     269,000      10,297,320
--------------------------------------------------------------------------------
Cerner Corp. 1                                           63,800       3,323,980
--------------------------------------------------------------------------------
CIGNA Corp.                                             222,200      20,175,760
--------------------------------------------------------------------------------
Covance, Inc. 1                                          10,200         445,842
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            153,900       9,711,090
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                          5,000          84,200
--------------------------------------------------------------------------------
HCA, Inc.                                               190,800       9,007,668
--------------------------------------------------------------------------------
Humana, Inc. 1                                          278,900       9,279,003
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                        8,700         416,643

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
LCA-Vision, Inc.                                        103,450   $   2,991,774
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                 84,300       3,420,894
--------------------------------------------------------------------------------
McKesson Corp.                                          312,100      11,653,814
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                       424,929      18,875,346
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                           9,300         590,364
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                            80,600       5,523,518
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                 145,100      14,422,940
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                         66,600       4,099,896
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                             994,342      90,644,217
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                       93,500       4,829,275
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                       434,900      53,083,894
                                                                  --------------
                                                                    313,297,753

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                   1,677,900      77,166,621
--------------------------------------------------------------------------------
Allergan, Inc.                                          133,300      10,021,494
--------------------------------------------------------------------------------
Barr Pharmaceuticals,
Inc. 1                                                  161,100       7,690,914
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                            1,225,100      30,664,253
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       1,127,900      63,162,400
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        142,800       3,217,284
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                                  407,500      17,400,250
--------------------------------------------------------------------------------
Johnson & Johnson                                     3,694,544     242,362,086
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     3,894,700     123,461,990
--------------------------------------------------------------------------------
Pfizer, Inc.                                         10,183,045     267,712,253
                                                                  --------------
                                                                    842,859,545

--------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Boeing Co.                                              663,500      36,472,595
--------------------------------------------------------------------------------
General Dynamics Corp.                                  127,500      13,432,125
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                     367,000      13,934,990


                       21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Lockheed Martin Corp.                                   263,100   $  15,580,782
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                   476,500      25,206,850
--------------------------------------------------------------------------------
Raytheon Co.                                            578,500      22,121,840
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                       62,000       3,392,640
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   854,900      85,387,412
                                                                  --------------
                                                                    215,529,234

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                              72,100       2,289,175
--------------------------------------------------------------------------------
FedEx Corp.                                             308,700      30,184,686
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                             430,100      33,328,449
                                                                  --------------
                                                                     65,802,310

--------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1                                117,400       3,329,464
--------------------------------------------------------------------------------
AMR Corp. 1                                             460,700       3,911,343
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                                           355,200       3,804,192
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                 616,500       2,860,560
--------------------------------------------------------------------------------
Northwest Airlines
Corp., Cl. A 1                                          131,200         922,336
                                                                  --------------
                                                                     14,827,895

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                             549,700      18,535,884
--------------------------------------------------------------------------------
USG Corp. 1                                             167,100       5,278,689
                                                                  --------------
                                                                     23,814,573

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Brink's Co. (The)                                        46,800       1,622,088
--------------------------------------------------------------------------------
Cendant Corp.                                         1,086,000      24,022,320
--------------------------------------------------------------------------------
Copart, Inc. 1                                           87,500       2,038,750
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                                38,700       2,420,685
--------------------------------------------------------------------------------
Deluxe Corp.                                             67,200       2,623,488
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                 56,600       3,478,636
--------------------------------------------------------------------------------
Equifax, Inc.                                           143,000       4,345,770

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
ITT Educational
Services, Inc. 1                                         58,200   $   2,833,758
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                          42,900         822,822
--------------------------------------------------------------------------------
PHH Corp. 1                                              43,930         922,530
--------------------------------------------------------------------------------
Republic Services, Inc.                                 175,900       5,577,789
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                     144,500       4,215,065
--------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A 1                                           148,000       2,637,360
--------------------------------------------------------------------------------
Waste Management, Inc.                                   63,600       1,859,664
                                                                  --------------
                                                                     59,420,725

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                                277,100       5,763,680
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Cooper Industries
Ltd., Cl. A                                              48,200       3,343,634
--------------------------------------------------------------------------------
Emerson Electric Co.                                    291,500      19,332,280
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                      267,509       6,128,631
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                        220,900      13,728,935
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                   42,200       1,311,576
                                                                  --------------
                                                                     43,845,056

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
3M Co.                                                  960,900      80,657,946
--------------------------------------------------------------------------------
General Electric Co.                                 13,612,600     479,163,520
--------------------------------------------------------------------------------
Textron, Inc.                                           170,200      13,164,970
                                                                  --------------
                                                                    572,986,436

--------------------------------------------------------------------------------
MACHINERY--1.3%
Actuant Corp., Cl. A 1                                   31,700       1,713,385
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       413,800      39,331,690
--------------------------------------------------------------------------------
Cummins, Inc.                                           139,800      10,262,718
--------------------------------------------------------------------------------
Danaher Corp.                                            78,300       4,241,511
--------------------------------------------------------------------------------
Deere & Co.                                             345,400      24,561,394
--------------------------------------------------------------------------------
Dover Corp.                                              36,600       1,415,322
--------------------------------------------------------------------------------
Harsco Corp.                                              4,800         280,368
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                               199,200      17,878,200
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                               107,000       9,014,750


                       22 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Kennametal, Inc.                                         17,900   $     878,532
--------------------------------------------------------------------------------
Mueller Industries, Inc.                                104,500       3,289,660
--------------------------------------------------------------------------------
Navistar International
Corp. 1                                                 141,000       5,563,860
--------------------------------------------------------------------------------
Paccar, Inc.                                            192,150      14,461,209
--------------------------------------------------------------------------------
Pall Corp.                                               74,300       2,011,301
--------------------------------------------------------------------------------
SPX Corp.                                               261,000      11,619,720
--------------------------------------------------------------------------------
Terex Corp. 1                                            85,200       3,851,040
--------------------------------------------------------------------------------
Toro Co. (The)                                           92,800       8,046,688
--------------------------------------------------------------------------------
Wabash National Corp. 1                                  97,700       2,634,969
                                                                  --------------
                                                                    161,056,317

--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Burlington Northern
Santa Fe Corp.                                          592,700      29,795,029
--------------------------------------------------------------------------------
CNF Transportation, Inc.                                138,300       6,343,821
--------------------------------------------------------------------------------
CSX Corp.                                               118,600       4,899,366
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                             8,400         202,524
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                           68,200       3,218,358
--------------------------------------------------------------------------------
Laidlaw International,
Inc. 1                                                   74,600       1,715,800
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                  302,200      10,845,958
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     228,100       9,685,126
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                             180,600       4,283,832
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                   41,200       2,379,300
                                                                  --------------
                                                                     73,369,114

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                     114,300       7,175,754
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                                   33,600       1,207,248
                                                                  --------------
                                                                      8,383,002

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
3Com Corp. 1                                          1,254,200       4,490,036
--------------------------------------------------------------------------------
ADTRAN, Inc.                                            141,800       2,653,078
--------------------------------------------------------------------------------
Avaya, Inc. 1                                           387,700       5,427,800

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Cisco Systems, Inc. 1                                 8,167,400   $ 142,276,108
--------------------------------------------------------------------------------
CommScope, Inc. 1                                        64,900         982,586
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                      403,100       9,355,951
--------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                206,600       1,202,412
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                              1,098,000      23,650,920
--------------------------------------------------------------------------------
Motorola, Inc.                                        3,075,600      48,163,896
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        2,113,675      76,324,804
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                         649,100       4,602,119
                                                                  --------------
                                                                    319,129,710

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.2%
Apple Computer, Inc. 1                                  704,800      31,617,328
--------------------------------------------------------------------------------
Dell, Inc. 1                                          4,053,800     162,516,842
--------------------------------------------------------------------------------
EMC Corp. 1                                           2,526,700      31,988,022
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   5,092,900     105,932,320
--------------------------------------------------------------------------------
International Business
Machines Corp.                                        2,418,000     223,858,440
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                           219,800      17,612,574
--------------------------------------------------------------------------------
Maxtor Corp. 1                                          933,900       5,173,806
--------------------------------------------------------------------------------
NCR Corp. 1                                             351,800      13,716,682
--------------------------------------------------------------------------------
PalmOne, Inc. 1                                         103,500       2,465,370
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 234,900       7,469,820
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                              6,327,000      26,699,940
--------------------------------------------------------------------------------
Western Digital Corp. 1                                 587,000       6,609,620
                                                                  --------------
                                                                    635,660,764

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies,
Inc. 1                                                  474,300      11,383,200
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                 272,600      10,876,740
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                        2,300          51,980
--------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                             355,400       6,368,768
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                   227,300       5,843,883
--------------------------------------------------------------------------------
Molex, Inc.                                              88,600       2,226,518
--------------------------------------------------------------------------------
MTS Systems Corp.                                         8,700         262,740
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                     163,500         907,425


                       23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Tech Data Corp. 1                                       154,400   $   6,328,856
--------------------------------------------------------------------------------
UNOVA, Inc. 1                                            26,400         614,592
                                                                  --------------
                                                                     44,864,702

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
EarthLink, Inc. 1                                       402,000       3,509,460
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                         160,900       3,230,872
--------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                 17,900         228,404
--------------------------------------------------------------------------------
United Online, Inc. 1                                   317,900       3,449,215
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         30,600         839,052
--------------------------------------------------------------------------------
Websense, Inc. 1                                         49,600       2,968,560
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        1,184,900      38,236,723
                                                                  --------------
                                                                     52,462,286

--------------------------------------------------------------------------------
IT SERVICES--0.8%
Acxiom Corp.                                            215,900       4,857,750
--------------------------------------------------------------------------------
Affiliated Computer
Services, Inc., Cl. A 1                                  36,500       1,887,050
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                        197,300       8,476,008
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       200,300       7,719,562
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                 439,000      20,294,970
--------------------------------------------------------------------------------
Convergys Corp. 1                                       177,000       2,653,230
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                    10,400         177,840
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                           847,700      18,056,010
--------------------------------------------------------------------------------
First Data Corp.                                        438,700      17,995,474
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                    329,900       6,954,292
--------------------------------------------------------------------------------
Unisys Corp. 1                                          109,600         841,728
                                                                  --------------
                                                                     89,913,914

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Advanced Micro
Devices, Inc. 1                                         711,000      12,406,950
--------------------------------------------------------------------------------
Agere Systems, Inc.,
Cl. A 1                                                  89,000         145,960
--------------------------------------------------------------------------------
Analog Devices, Inc.                                    448,300      16,461,576
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                             2,027,900      35,488,250

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atmel Corp. 1                                         2,512,400   $   7,914,060
--------------------------------------------------------------------------------
Cabot
Microelectronics Corp. 1                                 34,300       1,114,407
--------------------------------------------------------------------------------
Conexant Systems, Inc. 1                                 43,900          79,020
--------------------------------------------------------------------------------
Cree, Inc. 1                                            383,800       9,026,976
--------------------------------------------------------------------------------
Cymer, Inc. 1                                            78,600       2,271,933
--------------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                             58,400         964,768
--------------------------------------------------------------------------------
Freescale Semiconductor,
Inc., Cl. A 1                                           461,100       8,714,790
--------------------------------------------------------------------------------
Freescale Semiconductor,
Inc., Cl. B 1                                           219,166       4,203,604
--------------------------------------------------------------------------------
Intel Corp.                                           9,102,500     218,277,950
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                   437,500       7,376,250
--------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                        2,800         138,348
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    274,100       8,617,704
--------------------------------------------------------------------------------
Linear Technology Corp.                                 380,700      14,870,142
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                     1,152,700       7,354,226
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                          132,400       5,695,848
--------------------------------------------------------------------------------
Micrel, Inc. 1                                          117,100       1,104,253
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                          9,100         249,886
--------------------------------------------------------------------------------
Micron Technology, Inc. 1                               942,200      10,835,300
--------------------------------------------------------------------------------
National
Semiconductor Corp.                                     494,900       9,873,255
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                         48,800         752,496
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               2,161,100      57,204,317
                                                                  --------------
                                                                    441,142,269

--------------------------------------------------------------------------------
SOFTWARE--3.9%
Adobe Systems, Inc.                                     107,000       6,607,250
--------------------------------------------------------------------------------
Autodesk, Inc.                                          197,400       5,866,728
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                     404,600       3,358,180
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    596,100       8,911,695
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                         103,400       1,424,852
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                      37,113       1,005,391
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                 130,300       8,403,047


                       24 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Hyperion Solutions
Corp. 1                                                  68,600   $   3,462,928
--------------------------------------------------------------------------------
McAfee, Inc. 1                                           60,200       1,392,426
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                   12,100         392,403
--------------------------------------------------------------------------------
Microsoft Corp.                                      12,892,500     324,633,150
--------------------------------------------------------------------------------
Oracle Corp. 1                                        6,131,400      79,156,374
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                     21,800         356,212
--------------------------------------------------------------------------------
Sybase, Inc. 1                                          445,200       8,387,568
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        477,700       8,646,370
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                         86,500       3,171,955
--------------------------------------------------------------------------------
THQ, Inc. 1                                              66,300       1,812,642
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                  581,900       5,679,344
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                304,500       7,374,990
                                                                  --------------
                                                                    480,043,505

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                             74,900       1,355,690
--------------------------------------------------------------------------------
Cabot Corp.                                              42,500       1,479,000
--------------------------------------------------------------------------------
Dow Chemical Co.                                        956,500      52,750,975
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                         1,170,100      62,366,330
--------------------------------------------------------------------------------
Eastman Chemical Co.                                    215,000      12,414,100
--------------------------------------------------------------------------------
FMC Corp. 1                                              43,500       2,147,160
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                       69,600       3,675,576
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                   303,500      10,273,475
--------------------------------------------------------------------------------
Monsanto Co.                                            375,400      22,066,012
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                      136,400       2,245,144
--------------------------------------------------------------------------------
OM Group, Inc. 1                                        124,000       3,953,120
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    128,300       9,231,185
--------------------------------------------------------------------------------
Praxair, Inc.                                           116,300       5,213,729
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         140,500       6,767,885
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                      296,700       2,919,528
                                                                  --------------
                                                                    198,858,909

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc., Cl. B                             58,396       4,718,397
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                          5,400         346,518

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued
Martin Marietta
Materials, Inc.                                          10,300   $     594,104
--------------------------------------------------------------------------------
Texas Industries, Inc.                                   55,300       3,688,510
--------------------------------------------------------------------------------
Vulcan Materials Co.                                      6,700         387,662
                                                                  --------------
                                                                      9,735,191

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                               70,600       3,134,640
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                  238,200       3,918,390
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                  378,800       9,428,332
--------------------------------------------------------------------------------
Pactiv Corp. 1                                          123,700       2,796,857
--------------------------------------------------------------------------------
Smurfit-Stone
Container Corp.                                         246,000       4,090,980
                                                                  --------------
                                                                     23,369,199

--------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Holding Corp. 1                                354,600       6,223,230
--------------------------------------------------------------------------------
Alcoa, Inc.                                           1,021,500      32,810,580
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                    48,000       3,245,760
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                   44,000       3,535,400
--------------------------------------------------------------------------------
Massey Energy Co.                                       192,300       8,380,434
--------------------------------------------------------------------------------
Nucor Corp.                                              77,400       4,825,116
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                              120,200       3,499,022
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      150,200      15,988,790
--------------------------------------------------------------------------------
Quanex Corp.                                             30,700       1,806,695
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                          6,100         247,782
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            102,400       6,441,984
--------------------------------------------------------------------------------
United States Steel
Corp.                                                   240,000      14,966,400
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                        218,700       4,581,765
                                                                  --------------
                                                                    106,552,958

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Corp.                                   568,800      20,368,728
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 404,400      10,623,588
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      408,100      12,798,016
--------------------------------------------------------------------------------
Neenah Paper, Inc. 1                                     15,618         549,129


                       25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Potlatch Corp.                                          66,000  $     3,045,900
                                                                ----------------
                                                                     47,385,361

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
BellSouth Corp.                                      1,696,200       43,761,960
--------------------------------------------------------------------------------
CenturyTel, Inc.                                       348,100       11,710,084
--------------------------------------------------------------------------------
Citizens
Communications Co.                                     638,600        8,518,924
--------------------------------------------------------------------------------
Crown Castle
International Corp. 1                                  248,800        4,065,392
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                                1,300,200        5,070,780
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                                 5,928,000      142,568,400
--------------------------------------------------------------------------------
Sprint Corp.                                           365,200        8,647,936
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                 4,409,910      158,624,463
                                                                ----------------
                                                                    382,967,939

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                             557,500       10,832,225
--------------------------------------------------------------------------------
Nextel Communications,
Inc., Cl. A 1                                        2,248,700       66,179,241
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                           57,200        5,005,000
                                                                ----------------
                                                                     82,016,466

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric
Power Co., Inc.                                        451,700       15,086,780
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                     257,000        3,119,980
--------------------------------------------------------------------------------
Duke Energy Corp.                                      244,700        6,604,453
--------------------------------------------------------------------------------
Edison International, Inc.                             210,500        6,837,040
--------------------------------------------------------------------------------
FPL Group, Inc.                                         15,400        1,221,990
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                     148,000        5,699,480
--------------------------------------------------------------------------------
PG&E Corp. 1                                           446,200       15,697,316
--------------------------------------------------------------------------------
Progress Energy, Inc.                                   53,400        2,314,356
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,2                                         680,100           91,814

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Public Service
Enterprise Group, Inc.                                  64,600  $     3,523,930
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                 116,000        1,390,840
--------------------------------------------------------------------------------
TXU Corp.                                              187,000       14,258,750
                                                                ----------------
                                                                     75,846,729

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Atmos Energy Corp.                                      88,800        2,448,216
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dynegy, Inc. 1                                         280,600        1,167,294
                                                                ----------------
Total Common Stocks
(Cost $10,083,304,831)                                           12,120,379,684

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization
Preferred Shares 1,2
(Cost $0)                                              100,000              100

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                    485,800           68,012
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. Wts., Exp. 12/10/07 1                              68,554           61,013
                                                                ----------------
Total Rights, Warrants
and Certificates (Cost $0)                                              129,025

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.2%
--------------------------------------------------------------------------------
Victory Receivables
Corp., 2.55%, 3/1/05 3
(Cost $25,000,000)                               $  25,000,000       25,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 2.62% in joint
repurchase agreement (Principal
Amount/Value $1,752,409,000, with a
maturity value of $1,752,535,563) with UBS
Warburg LLC, 2.60%, dated 2/28/05, to be
repurchased at $45,933,317 on 3/1/05,
collateralized by Federal National Mortgage
Assn., 6%, 2/1/34, with a value of
$1,789,443,338
(Cost $45,930,000)                                  45,930,000       45,930,000


                       26 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $10,154,234,831)                                          $12,191,438,809

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.8%
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.1%
Lexington Parker
Capital Co. LLC,
2.828%, 5/17/05 4                                $   6,954,650        6,954,650
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Allstate Life Insurance,
2.78%, 3/1/05 4                                      1,000,000        1,000,000
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 2.805%,
3/1/05 4                                               500,000          500,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
Countrywide Home
Loans, 2.935% Unsec.
Unsub. Nts., Series M,
5/20/05 4                                            1,040,743        1,040,743

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
Undivided interest of 3.38% in joint
repurchase agreement (Principal
Amount/Value $2,550,000,000, with a
maturity value of $2,550,190,542) with
Nomura Securities, 2.69%, dated 2/28/05,
to be repurchased at $86,116,010 on
3/1/05, collateralized by U.S. Government
Mortgage Agencies, 2.88%-10.25%,
7/15/05-2/15/47, with a value
of $2,640,231,121 4                              $  86,109,576  $    86,109,576
                                                                ----------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $95,604,969)                                            95,604,969

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $10,249,839,800)                                   100.6%  12,287,043,778
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                              (0.6)     (77,624,590)
                                                 -------------------------------
NET ASSETS                                               100.0% $12,209,419,188
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $91,914, which represents less than 0.01% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $25,000,000, or 0.20% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. There were no affiliate securities held by the Fund as of February 28, 2005. Transactions during the period in which the the issuer was an affiliate are as follows:

                               SHARES       GROSS        GROSS          SHARES
                      AUGUST 31, 2004   ADDITIONS   REDUCTIONS   FEB. 28, 2005
------------------------------------------------------------------------------
Frontier Oil Corp.*         1,510,700          --      519,000         991,700

                                                      DIVIDEND        REALIZED
                                                        INCOME            GAIN
------------------------------------------------------------------------------
Frontier Oil Corp.*                                 $  165,054   $  11,067,115

* No longer an affiliate as of February 28, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $93,492,483)
(cost $10,249,839,800)--see accompanying statement of investments                      $ 12,287,043,778
--------------------------------------------------------------------------------------------------------
Cash                                                                                          6,474,941
--------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                156,100
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            232,225,806
Interest and dividends                                                                       20,474,975
Shares of capital stock sold                                                                  8,862,151
Other                                                                                           286,933
                                                                                       -----------------
Total assets                                                                             12,555,524,684

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   95,761,069
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       216,443,692
Shares of capital stock redeemed                                                             25,389,569
Distribution and service plan fees                                                            4,645,014
Transfer and shareholder servicing agent fees                                                 1,952,974
Shareholder communications                                                                    1,581,081
Directors' compensation                                                                         174,178
Other                                                                                           157,919
                                                                                       -----------------
Total liabilities                                                                           346,105,496

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 12,209,419,188
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                   $      3,485,636
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               11,008,602,223
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            15,423,931
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (855,296,580)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         2,037,203,978
                                                                                       -----------------
NET ASSETS                                                                             $ 12,209,419,188
                                                                                       =================


                       28 | OPPENHEIMER MAIN STREET FUND

----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,919,565,418 and 224,055,799 shares of capital stock outstanding)                    $ 35.35
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                        $ 37.51
----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$2,388,577,322 and 69,601,978 shares of capital stock outstanding)                     $ 34.32
----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,280,170,893 and 37,318,913 shares of capital stock outstanding)                     $ 34.30
----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,280,490
and 4,900,867 shares of capital stock outstanding)                                     $ 34.95
----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $449,825,065 and 12,686,008 shares of capital stock outstanding)             $ 35.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       29 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $27,002)     $    154,188,787
Affiliated companies                                                              165,054
------------------------------------------------------------------------------------------
Interest                                                                        1,377,375
------------------------------------------------------------------------------------------
Portfolio lending fees                                                            165,153
                                                                         -----------------
Total investment income                                                       155,896,369

------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------
Management fees                                                                27,504,018
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         9,363,551
Class B                                                                        12,263,665
Class C                                                                         6,276,638
Class N                                                                           405,594
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         7,510,252
Class B                                                                         2,838,782
Class C                                                                         1,222,594
Class N                                                                           247,907
Class Y                                                                           277,626
------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           766,124
Class B                                                                           498,028
Class C                                                                           128,318
Class N                                                                             6,159
------------------------------------------------------------------------------------------
Directors' compensation                                                            96,768
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                        45,996
------------------------------------------------------------------------------------------
Other                                                                             234,358
                                                                         -----------------
Total expenses                                                                 69,686,378
Less reduction to custodian expenses                                              (18,082)
Less payments and waivers of expenses                                                (469)
                                                                         -----------------
Net expenses                                                                   69,667,827

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          86,228,542


                       30 | OPPENHEIMER MAIN STREET FUND

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
 Unaffiliated companies                                                  $    458,886,823
 Affiliated companies                                                          11,067,115
Foreign currency transactions                                                   1,244,169
                                                                         ----------------
Net realized gain                                                             471,198,107
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   493,516,471
Translation of assets and liabilities denominated in foreign currencies           513,969
                                                                         ----------------
Net change in unrealized appreciation                                         494,030,440

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  1,051,457,089
                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       31 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS                  YEAR
                                                                                      ENDED                 ENDED
                                                                          FEBRUARY 28, 2005            AUGUST 31,
                                                                                (UNAUDITED)                  2004
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                    $       86,228,542    $       59,524,857
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                               471,198,107         1,310,210,960
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           494,030,440           (72,947,699)
                                                                         -----------------------------------------
Net increase in net assets resulting from operations                          1,051,457,089         1,296,788,118

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         (92,759,468)          (47,938,253)
Class B                                                                          (6,841,043)                   --
Class C                                                                          (6,104,311)                   --
Class N                                                                          (1,600,231)             (486,743)
Class Y                                                                          (9,431,972)           (4,473,289)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                         (44,101,336)         (415,275,359)
Class B                                                                        (370,116,393)         (688,965,854)
Class C                                                                         (61,415,313)          (71,809,797)
Class N                                                                           7,991,836            62,792,249
Class Y                                                                        (163,997,848)           91,154,911

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                  303,081,010           221,785,983
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                          11,906,338,178        11,684,552,195
                                                                         -----------------------------------------
End of period (including accumulated net investment income
of $15,423,931 and $45,932,414, respectively)                            $   12,209,419,188    $   11,906,338,178
                                                                         =========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       32 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED                                                                                 YEAR
                                    FEBRUARY                                                                                ENDED
                                    28, 2005                                                                           AUGUST 31,
CLASS A                          (UNAUDITED)             2004              2003             2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $     32.78     $      29.62       $     27.90     $      32.15     $      45.41     $     42.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income                    .28 1            .26               .22              .16              .14             .21
Net realized and unrealized
 gain (loss)                            2.70             3.10              1.69            (4.29)          (11.18)           6.79
                                 ---------------------------------------------------------------------------------------------------
Total from investment
 operations                             2.98             3.36              1.91            (4.13)          (11.04)           7.00
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net
 investment income                      (.41)            (.20)             (.19)            (.07)            (.12)             --
Distributions from net
 realized gain                            --               --                --             (.05)           (2.10)          (4.48)
                                 ---------------------------------------------------------------------------------------------------
Total dividends and/or
 distributions to shareholders          (.41)            (.20)             (.19)            (.12)           (2.22)          (4.48)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period   $     35.35     $      32.78       $     29.62     $      27.90     $      32.15     $     45.41
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
 ASSET VALUE 2                          9.12%           11.37%             6.93%          (12.90)%         (24.85)%         17.74%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (in thousands)           $ 7,919,565     $  7,384,256       $ 7,033,312     $  6,443,983     $  7,320,747     $ 9,264,943
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
 (in thousands)                  $ 7,715,541     $  7,521,103       $ 6,310,359     $  7,203,226     $  7,954,409     $ 8,428,173
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average
 net assets: 3
Net investment income                   1.66%            0.75%             0.87%            0.52%            0.47%           0.54%
Total expenses                          0.92% 4          0.93% 4,5         0.97% 4          0.99% 4          0.86% 4         0.90% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   44%              76%               94%              78%              76%             73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       33 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED                                                                                 YEAR
                                    FEBRUARY                                                                                ENDED
                                    28, 2005                                                                           AUGUST 31,
CLASS B                          (UNAUDITED)             2004              2003            2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                      $      31.67     $      28.68       $     27.04    $      31.34     $      44.50      $     42.42
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)             .14 1           (.21)             (.13)           (.20)            (.13)            (.08)
Net realized and unrealized
 gain (loss)                            2.60             3.20              1.77           (4.05)          (10.93)            6.64
                                ----------------------------------------------------------------------------------------------------
Total from investment
 operations                             2.74             2.99              1.64           (4.25)          (11.06)            6.56
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
 income                                 (.09)              --                --              --               --               --
Distributions from net
 realized gain                            --               --                --            (.05)           (2.10)           (4.48)
                                ----------------------------------------------------------------------------------------------------
Total dividends and/or
 distributions to shareholders          (.09)              --                --            (.05)           (2.10)           (4.48)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period  $      34.32     $      31.67       $     28.68    $      27.04     $      31.34      $     44.50
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE 2                                8.66%           10.43%             6.06%         (13.58)%         (25.39)%          16.84%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                 $  2,388,577     $  2,558,206       $ 2,941,765    $  3,510,800     $  5,404,510      $ 8,367,040
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
 (in thousands)                 $  2,480,226     $  2,884,434       $ 2,964,666    $  4,607,653     $  6,630,335      $ 7,628,232
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets: 3
Net investment income (loss)            0.85%           (0.10)%            0.04%          (0.25)%          (0.29)%          (0.22)%
Total expenses                          1.73% 4          1.78% 4,5         1.81% 4         1.75% 4          1.61% 4          1.66% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   44%              76%               94%             78%              76%              73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       34 | OPPENHEIMER MAIN STREET FUND

                                  SIX MONTHS
                                       ENDED                                                                                 YEAR
                                    FEBRUARY                                                                                ENDED
                                    28, 2005                                                                            AUGUST 31,
CLASS C                          (UNAUDITED)             2004              2003             2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                         $      31.71     $      28.69       $     27.03     $      31.33     $      44.50     $     42.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)             .15 1           (.03)               --             (.11)            (.11)           (.08)
Net realized and unrealized
 gain (loss)                            2.60             3.05              1.66            (4.14)          (10.96)           6.65
                                ----------------------------------------------------------------------------------------------------
Total from investment
 operations                             2.75             3.02              1.66            (4.25)          (11.07)           6.57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
 income                                 (.16)              --                --               --               --              --
Distributions from net
 realized gain                            --               --                --             (.05)           (2.10)          (4.48)
                                ----------------------------------------------------------------------------------------------------
Total dividends and/or
 distributions to shareholders          (.16)              --                --             (.05)           (2.10)          (4.48)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period  $      34.30     $      31.71       $     28.69     $      27.03     $      31.33     $     44.50
                                ====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE 2                                8.68%           10.53%             6.14%          (13.58)%         (25.42)%         16.87%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                 $  1,280,171     $  1,241,930       $ 1,188,826     $  1,198,517     $  1,562,452     $ 2,213,568
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
 (in thousands)                 $  1,271,451     $  1,278,659       $ 1,111,131     $  1,432,566     $  1,825,540     $ 2,004,263
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets: 3
Net investment income (loss)            0.91%           (0.01)%            0.09%           (0.24)%          (0.29)%         (0.23)%
Total expenses                          1.67% 4          1.70% 4,5         1.74% 4          1.75% 4          1.61% 4         1.67% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   44%              76%               94%              78%              76%             73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       35 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                    YEAR
                                                        ENDED                                                   ENDED
                                            FEBRUARY 28, 2005                                              AUGUST 31,
CLASS N                                           (UNAUDITED)           2004          2003         2002        2001 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      32.39      $   29.33      $  27.72    $  32.09     $    34.36
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .22 2          .15           .20         .12            .02
Net realized and unrealized gain (loss)                  2.67           3.05          1.65       (4.31)         (2.29)
                                                 ----------------------------------------------------------------------
Total from investment operations                         2.89           3.20          1.85       (4.19)         (2.27)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.33)          (.14)         (.24)       (.13)            --
Distributions from net realized gain                       --             --            --        (.05)            --
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.33)          (.14)         (.24)       (.18)            --
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $      34.95      $   32.39      $  29.33    $  27.72     $    32.09
                                                 ======================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       8.93%         10.93%         6.78%     (13.15)%        (6.61)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    171,280      $ 150,955      $ 79,188    $ 43,464     $    7,641
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    164,316      $ 122,478      $ 60,950    $ 28,141     $    2,672
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.31%          0.38%         0.65%       0.28%          0.36%
Total expenses                                           1.26%          1.31%         1.23%       1.24%          1.16%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5,6        N/A 5,6      1.18%        N/A 5          N/A 5
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    44%            76%           94%         78%            76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       36 | OPPENHEIMER MAIN STREET FUND

                                  SIX MONTHS
                                       ENDED                                                                               YEAR
                                    FEBRUARY                                                                              ENDED
                                    28, 2005                                                                         AUGUST 31,
CLASS Y                          (UNAUDITED)             2004            2003           2002             2001              2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                         $      32.93     $      29.75     $     28.02   $      32.28     $      45.64       $     43.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income                    .36 1            .34             .11            .19              .17               .24
Net realized and unrealized
 gain (loss)                            2.70             3.13            1.86          (4.28)          (11.22)             6.88
                                -------------------------------------------------------------------------------------------------
Total from investment
 operations                             3.06             3.47            1.97          (4.09)          (11.05)             7.12
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
 income                                 (.53)            (.29)           (.24)          (.12)            (.21)               --
Distributions from net
 realized gain                            --               --              --           (.05)           (2.10)            (4.48)
                                -------------------------------------------------------------------------------------------------
Total dividends and/or
 distributions to shareholders          (.53)            (.29)           (.24)          (.17)           (2.31)            (4.48)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period  $      35.46     $      32.93     $     29.75   $      28.02     $      32.28       $     45.64
                                =================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
 VALUE 2                                9.31%           11.69%           7.11%        (12.74)%         (24.76)%           18.00%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                 $    449,825     $    570,991     $   441,460   $    225,298     $    225,475       $   260,289
---------------------------------------------------------------------------------------------------------------------------------
Average net assets
 (in thousands)                 $    546,008     $    558,130     $   242,029   $    227,835     $    239,222       $   205,586
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
 assets: 3
Net investment income                   2.08%            1.07%           1.01%          0.74%            0.60%             0.77%
Total expenses                          0.56%            0.60%           0.87%          0.92%            0.79% 4           0.66%
Expenses after payments and
 waivers and
reduction to custodian
 expenses                                N/A 5            N/A 5          0.83%          0.78%            0.73%              N/A 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   44%              76%             94%            78%              76%               73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       37 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"


                       38 | OPPENHEIMER MAIN STREET FUND
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                       39 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $755,029,939 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2005, it is estimated that the Fund will utilize $471,198,107 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                       EXPIRING
                       ---------------------------
                       2011        $ 1,226,228,046

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date


                       40 | OPPENHEIMER MAIN STREET FUND
may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2005            YEAR ENDED AUGUST 31, 2004
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            22,081,464    $   756,879,239         44,245,000    $ 1,438,726,778
Dividends and/or
distributions reinvested         2,447,591         85,151,676          1,388,214         44,020,257
Acquisition-Note 8                      --                 --            484,771         14,962,004
Redeemed                       (25,728,545)      (886,132,251)       (58,289,882)    (1,912,984,398)
                               ---------------------------------------------------------------------
Net decrease                    (1,199,490)   $   (44,101,336)       (12,171,897)   $  (415,275,359)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             3,262,107    $   108,342,550          9,896,057    $   310,880,353
Dividends and/or
distributions reinvested           186,910          6,325,049                 --                 --
Acquisition-Note 8                      --                 --            345,711         10,354,684
Redeemed                       (14,629,204)      (484,783,992)       (32,038,724)    (1,010,200,891)
                              ----------------------------------------------------------------------
Net decrease                   (11,180,187)   $  (370,116,393)       (21,796,956)   $  (688,965,854)
                              ======================================================================


                       41 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                           SIX MONTHS ENDED FEBRUARY 28, 2005            YEAR ENDED AUGUST 31, 2004
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                             1,895,233    $    63,030,208          5,098,506    $   160,379,276
Dividends and/or
distributions reinvested           155,120          5,247,715                 --                 --
Acquisition-Note 8                      --                 --            367,578         11,042,894
Redeemed                        (3,898,762)      (129,693,236)        (7,733,394)      (243,231,967)
                              ----------------------------------------------------------------------
Net decrease                    (1,848,409)   $   (61,415,313)        (2,267,310)   $   (71,809,797)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                             1,015,423    $    34,410,549          2,668,652    $    86,070,838
Dividends and/or
distributions reinvested            45,108          1,553,077             15,059            473,180
Acquisition-Note 8                      --                 --            677,940         20,916,882
Redeemed                          (819,640)       (27,971,790)        (1,401,462)       (44,668,651)
                              ----------------------------------------------------------------------
Net increase                       240,891    $     7,991,836          1,960,189    $    62,792,249
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             6,799,680    $   235,425,767         15,199,324    $   503,145,210
Dividends and/or
distributions reinvested           270,488          9,431,944            140,639          4,469,511
Acquisition-Note 8                      --                 --              5,635            171,061
Redeemed                       (11,721,827)      (408,855,559)       (12,846,991)      (416,630,871)
                              ----------------------------------------------------------------------
Net increase (decrease)         (4,651,659)   $  (163,997,848)         2,498,607    $    91,154,911
                              ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $5,316,998,505 and $5,923,848,648, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $12,332,894 to OFS for services to the Fund.


                       42 | OPPENHEIMER MAIN STREET FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $36,207,477, $28,773,251 and $2,374,201, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                       43 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                          CLASS A         CLASS B         CLASS C          CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT       CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED         DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 28, 2005     $ 1,386,403        $ 27,710     $ 2,479,299        $ 51,525         $ 81,011

--------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $469 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of February 28, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market


                       44 | OPPENHEIMER MAIN STREET FUND
value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of February 28, 2005, the Fund had on loan securities valued at $93,492,483. Collateral of $95,761,069 was received for the loans, of which, $95,604,969 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND. On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for
Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Trinity Core Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025, $761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C,
0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund), 312,220; 258,148; 304,963; 652,479 and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                       45 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       46 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       47 | OPPENHEIMER MAIN STREET FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Directors has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for directors and independent directors to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Directors of the registrant, or to an individual Director c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Director, please indicate the name of the Director for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Directors as group, or to an individual Director. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Fund

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005